Life Insurance Operations (Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts) (Detail) - Variable Annuity and Variable Life Insurance Contracts - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Life insurance premiums and related investment income
Net realized and unrealized gains or losses from investment assets	¥ 23,575	¥ 18,661	¥ 63,475	¥ 25,962
Net gains or losses from derivative contracts	(2,388)	(2,653)	(8,398)	(3,477)
Life insurance costs
Changes in the fair value of the policy liabilities and policy account balances	(6,688)	(3,917)	(11,358)	(26,992)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	23,388	14,304	45,499	39,418
Changes in the fair value of the reinsurance contracts	1,769	2,163	10,913	3,230
Foreign exchange contracts
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	36	(284)	75	(5)
Futures
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(2,415)	(2,284)	(7,875)	(3,292)
Options held
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	¥ (9)	¥ (85)	¥ (598)	¥ (180)